Valuation And Qualifying Accounts and Reserves (Schedule II)	12 Months Ended
May 31, 2017
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves (Schedule II)

RPM International Inc. and Subsidiaries

Valuation And Qualifying Accounts and Reserves (Schedule II)

		Additions	Acquisitions
		Charged to	(Disposals)
	Balance at	Selling,	of Businesses				Balance at
	Beginning	General and	and		(Deductions)		End
(In thousands)	of Period	Administrative	Reclassifications		Additions		of Period
Year Ended May 31, 2017
Current:
Allowance for doubtful accounts	$24,600	$13,747	$—		$5,791	(1)	$44,138
Accrued product liability reserves	$25,100	$5,262	$—		$(15,430)	(2)	$14,932
Accrued loss reserves	$1,053	$636	$(322)		$(265)	(2)	$1,102
Noncurrent:
Accrued product liability	$29,045	$15,005	$281		(16,109)	(2)	$28,222
Environmental reserves	$1,676	$404	$328		$(661)	(2)	$1,747
Year Ended May 31, 2016
Current:
Allowance for doubtful accounts	$24,526	$8,692	$—		$(8,618)	(1)	$24,600
Accrued product liability reserves	$11,916	$13,848	$—		$(664)	(2)	$25,100
Accrued loss reserves	$1,383	$230	$—		$(560)	(2)	$1,053
Noncurrent:
Accrued product liability	$29,768	$9,637			$(10,360)	(2)	$29,045
Environmental reserves	$3,498	$730	$—		$(2,552)	(2)	$1,676
Year Ended May 31, 2015
Current:
Allowance for doubtful accounts	$27,641	$4,929	$1,715		$(9,759)	(1)	$24,526
Accrued product liability reserves	$10,589	$1,151	$579		$(403)	(2)	$11,916
Accrued loss reserves	$2,731	$937	$1,113	(3)	$(3,398)	(2)	$1,383
Noncurrent:
Accrued product liability	$29,653	$10,034			$(9,919)	(2)	$29,768
Environmental reserves	$2,005	$1,715	$1,370	(3)	$(1,592)	(2)	$3,498

(1)	Uncollectible accounts written off, net of recoveries
(2)	Primarily claims paid during the year, net of insurance contributions
(3)	Primarily transfers between current and noncurrent